Unaudited Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total		Warrants, Reverse Recapitalization	Convertible Notes, Reverse Recapitalization	Convertible Notes, Reverse Recapitalization, Interest Forfeit	As Reported		Adjustment		Series 1 Preferred Stock	Redeemable Convertible Preferred Stock	Series G Preferred Stock	Series G Preferred Stock As Reported	Series H Preferred Stock	Series H Preferred Stock As Reported	Common Stock [Member]		Common Stock [Member] Warrants, Reverse Recapitalization	Common Stock [Member] Convertible Notes, Reverse Recapitalization	Common Stock [Member] As Reported		Common Stock [Member] Adjustment		Common Stock [Member] Redeemable Convertible Preferred Stock	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Warrants, Reverse Recapitalization	Additional Paid-in Capital [Member] Convertible Notes, Reverse Recapitalization	Additional Paid-in Capital [Member] Convertible Notes, Reverse Recapitalization, Interest Forfeit	Additional Paid-in Capital [Member] As Reported	Additional Paid-in Capital [Member] Adjustment	Additional Paid-in Capital [Member] Redeemable Convertible Preferred Stock	Retained Earnings [Member]	Retained Earnings [Member] As Reported
Beginning balance at Apr. 26, 2020		$ 42,018					$ 42,018
Beginning balance (in shares) at Apr. 26, 2020		17,211,668					9,310,612		7,901,056
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)													462,152
Issuance of shares													$ 2,500
Ending balance (in shares) at Apr. 25, 2021		17,720,035
Ending balance at Apr. 25, 2021		$ 44,718
Shares, beginning balance (in shares) at Apr. 26, 2020																	11,194,058				6,055,400		5,138,658
Beginning balance at Apr. 26, 2020		(70,422)					$ (70,422)										$ 1				$ 61		$ (60)			$ 930				$ 870	$ 60		$ (71,353)	$ (71,353)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		$ (29,998)																															(29,998)
Exercise of stock options (in shares)		142,341,000															90,699
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		$ 365																								365
Shares, ending balance (in shares) at Apr. 25, 2021																	11,284,757
Ending balance at Apr. 25, 2021		(99,975)															$ 1									1,375							(101,351)
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period, Value, Stock Options Exercised		$ 80																								80
Issuance of shares (in shares)															924,304
Issuance of shares															$ 7,500
Ending balance (in shares) at Apr. 24, 2022	[1]	18,644,339					10,085,612		8,558,727
Ending balance at Apr. 24, 2022		$ 52,218					$ 52,218
Increase (Decrease) in Stockholders' Equity
Net (loss) income		$ (9,917)																															(9,917)
Exercise of stock options (in shares)		18,486,000															12,940
Number of shares issued on conversion																	103,136
Conversion of Class B common stock to Class A common stock		$ 56															$ 0									56
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		280																								280
Shares, ending balance (in shares) at Apr. 24, 2022							11,400,833										11,400,833	[1]			6,167,254	[1]	5,233,579	[1]
Ending balance at Apr. 24, 2022		(109,556)					$ (109,556)										$ 1				$ 62		$ (61)			1,711				1,650	61		(111,268)	(111,268)
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period, Value, Stock Options Exercised		$ 0																								0
Issuance of shares (in shares)	[1]												194,104		24,647
Issuance of shares													$ 1,050		$ 200
Ending balance (in shares) at Jul. 17, 2022	[1]	18,863,090
Ending balance at Jul. 17, 2022		$ 53,468
Increase (Decrease) in Stockholders' Equity
Net (loss) income		5,035																															5,035
Exercise of stock options (in shares)	[1]																1,849
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		52																								52
Shares, ending balance (in shares) at Jul. 17, 2022	[1]																11,402,682
Ending balance at Jul. 17, 2022		(104,463)															$ 1									1,769							(106,233)
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period, Value, Stock Options Exercised		6																								6
Beginning balance at Apr. 24, 2022		$ 52,218					$ 52,218
Beginning balance (in shares) at Apr. 24, 2022	[1]	18,644,339					10,085,612		8,558,727
Ending balance (in shares) at Jan. 01, 2023	[1]	18,863,090
Ending balance at Jan. 01, 2023		$ 53,468
Shares, beginning balance (in shares) at Apr. 24, 2022							11,400,833										11,400,833	[1]			6,167,254	[1]	5,233,579	[1]
Beginning balance at Apr. 24, 2022		(109,556)					$ (109,556)										$ 1				$ 62		$ (61)			1,711				1,650	61		(111,268)	(111,268)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		1,253
Reclassification of liability-classified warrants		0
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		0
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		0
Transfer of warrants related to business combination		0
Shares, ending balance (in shares) at Jan. 01, 2023	[1]																11,422,477
Ending balance at Jan. 01, 2023		(108,049)															$ 1									1,965							(110,015)
Beginning balance at Apr. 24, 2022		$ 52,218					$ 52,218
Beginning balance (in shares) at Apr. 24, 2022	[1]	18,644,339					10,085,612		8,558,727
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)														194,104		24,647
Issuance of shares														$ 1,050		$ 200
Ending balance (in shares) at Apr. 30, 2023		18,863,090	[1]				10,203,945	[1]	8,659,145	[1]			656,256		948,951
Ending balance at Apr. 30, 2023		$ 53,468					$ 53,468						$ 3,550		$ 7,700
Shares, beginning balance (in shares) at Apr. 24, 2022							11,400,833										11,400,833	[1]			6,167,254	[1]	5,233,579	[1]
Beginning balance at Apr. 24, 2022		(109,556)					$ (109,556)										$ 1				$ 62		$ (61)			1,711				1,650	61		(111,268)	(111,268)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		$ (7,525)					(7,525)																											(7,525)
Adjustments to Additional Paid in Capital, Warrant Issued							1,722																							1,722
Exercise of stock options (in shares)		21,641,000																			21,643
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition							$ 295																							295
Shares, ending balance (in shares) at Apr. 30, 2023		11,422,476					11,422,476										11,422,476	[1]			6,178,962	[1]	5,243,514	[1]
Ending balance at Apr. 30, 2023		$ (114,998)					$ (114,998)										$ 1				$ 62		$ (61)			3,794				3,733	61		(118,793)	(118,793)
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period, Value, Stock Options Exercised							66																							66
Beginning balance at Jul. 17, 2022		$ 53,468
Beginning balance (in shares) at Jul. 17, 2022	[1]	18,863,090
Ending balance (in shares) at Oct. 09, 2022	[1]	18,863,090
Ending balance at Oct. 09, 2022		$ 53,468
Shares, beginning balance (in shares) at Jul. 17, 2022	[1]																11,402,682
Beginning balance at Jul. 17, 2022		(104,463)															$ 1									1,769							(106,233)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(3,390)																															(3,390)
Adjustments to Additional Paid in Capital, Warrant Issued		10																								10
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		59																								59
Shares, ending balance (in shares) at Oct. 09, 2022	[1]																11,402,682
Ending balance at Oct. 09, 2022		$ (107,784)															$ 1									1,838							(109,623)
Ending balance (in shares) at Jan. 01, 2023	[1]	18,863,090
Ending balance at Jan. 01, 2023		$ 53,468
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(392)																															(392)
Exercise of stock options (in shares)	[1]																19,795
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		67																								67
Shares, ending balance (in shares) at Jan. 01, 2023	[1]																11,422,477
Ending balance at Jan. 01, 2023		(108,049)															$ 1									1,965							(110,015)
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period, Value, Stock Options Exercised		60																								60
Beginning balance at Apr. 30, 2023		$ 53,468					$ 53,468						$ 3,550		$ 7,700
Beginning balance (in shares) at Apr. 30, 2023		18,863,090	[1]				10,203,945	[1]	8,659,145	[1]			656,256		948,951
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)	[1]										1,988,620
Issuance of shares											$ 18,463
Accretion of Cumulative Dividends		$ 134
Change in the redemption value of the redeemable convertible preferred stock		$ 1,423
Ending balance (in shares) at Jul. 23, 2023	[1]	20,851,710
Ending balance at Jul. 23, 2023		$ 73,488
Shares, beginning balance (in shares) at Apr. 30, 2023		11,422,476					11,422,476										11,422,476	[1]			6,178,962	[1]	5,243,514	[1]
Beginning balance at Apr. 30, 2023		$ (114,998)					$ (114,998)										$ 1				$ 62		$ (61)			3,794				3,733	61		(118,793)	(118,793)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(3,046)																															(3,046)
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		(134)																								(134)
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		(1,423)																								(1,423)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		141																								141
Shares, ending balance (in shares) at Jul. 23, 2023	[1]																11,422,476
Ending balance at Jul. 23, 2023		(119,460)															$ 1									2,378							(121,839)
Beginning balance at Apr. 30, 2023		$ 53,468					$ 53,468						$ 3,550		$ 7,700
Beginning balance (in shares) at Apr. 30, 2023		18,863,090	[1]				10,203,945	[1]	8,659,145	[1]			656,256		948,951
Increase (Decrease) in Temporary Equity
Issuance of shares		$ 19,843
Accretion of Cumulative Dividends		878
Change in the redemption value of the redeemable convertible preferred stock		$ 1,423
Ending balance (in shares) at Jan. 07, 2024	[1]	0
Ending balance at Jan. 07, 2024		$ 0											$ 0		$ 0
Shares, beginning balance (in shares) at Apr. 30, 2023		11,422,476					11,422,476										11,422,476	[1]			6,178,962	[1]	5,243,514	[1]
Beginning balance at Apr. 30, 2023		$ (114,998)					$ (114,998)										$ 1				$ 62		$ (61)			3,794				$ 3,733	$ 61		(118,793)	$ (118,793)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		1,919
Reclassification of liability-classified warrants		$ 940
Exercise of stock options (in shares)		45,177,000
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		$ (878)
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		(1,423)
Transfer of warrants related to business combination		$ 29,824
Shares, ending balance (in shares) at Jan. 07, 2024		39,931,785															39,931,785	[1]
Ending balance at Jan. 07, 2024		$ (60,236)															$ 4									56,656							(116,896)
Beginning balance at Jul. 23, 2023		$ 73,488
Beginning balance (in shares) at Jul. 23, 2023	[1]	20,851,710
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)	[1]										138,000
Issuance of shares											$ 1,380
Accretion of Cumulative Dividends		$ 394
Ending balance (in shares) at Oct. 15, 2023	[1]	20,989,710
Ending balance at Oct. 15, 2023		$ 75,262
Shares, beginning balance (in shares) at Jul. 23, 2023	[1]																11,422,476
Beginning balance at Jul. 23, 2023		(119,460)															$ 1									2,378							(121,839)
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(7,283)																															(7,283)
Adjustments to Additional Paid in Capital, Warrant Issued		173																								173
Reclassification of liability-classified warrants		(1,834)																								(1,834)
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		(394)																								(394)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		220																								220
Shares, ending balance (in shares) at Oct. 15, 2023	[1]																11,422,476
Ending balance at Oct. 15, 2023		(128,578)															$ 1									543							(129,122)
Increase (Decrease) in Temporary Equity
Accretion of Cumulative Dividends		350
Conversion of cumulative unpaid dividends on Series I redeemable convertible preferred stock to common stock in connection with the reverse recapitalization		$ (878)
Conversion of redeemable convertible preferred stock to common stock in connection with the reverse recapitalization (in shares)	[1]	(20,989,710)
Conversion of redeemable convertible preferred stock to common stock in connection with the reverse recapitalization		$ (74,734)
Ending balance (in shares) at Jan. 07, 2024	[1]	0
Ending balance at Jan. 07, 2024		$ 0											$ 0		$ 0
Increase (Decrease) in Stockholders' Equity
Net (loss) income		12,248																															12,248
Adjustments to Additional Paid in Capital, Warrant Issued		0		$ 24,592																						23	$ 24,592						(23)
Reclassification of liability-classified warrants		940																								940
Exercise of stock options (in shares)	[1]																45,322
Number of shares issued on conversion	[1]																296,053		655,213	924,304					20,989,710
Conversion of Class B common stock to Class A common stock		2,203			$ 5,000	$ 890						$ 74,734													$ 2	2,203		$ 5,000	$ 890			$ 74,732
Conversion of cumulative unpaid dividends on Series I redeemable convertible preferred stock to common stock in connection with the reverse recapitalization (in shares)	[1]																87,755
Conversion of cumulative unpaid dividends on Series I redeemable convertible preferred stock to common stock in connection with the reverse recapitalization		878																								878
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		(350)																								(350)
Number of shares issued during the period	[1]																5,447,203
Stock Issued During Period, Value, New Issues		0															$ 1									(1)
Transfer of warrants related to business combination		(29,824)																								(29,824)
Transaction costs incurred in connection with the reverse recapitalization		(23,362)																								(23,362)
Issuance of common stock as payment for Legacy Pinstripes transaction costs incurred in connection with the reverse recapitalization (in shares)	[1]																50,000
Issuance of common stock as settlement for the unpaid accrued interest on the convertible notes (in shares)	[1]																13,749
Issuance of common stock as settlement for the unpaid accrued interest on the convertible notes		138																								138
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		$ 254																								254
Shares, ending balance (in shares) at Jan. 07, 2024		39,931,785															39,931,785	[1]
Ending balance at Jan. 07, 2024		$ (60,236)															$ 4									$ 56,656							$ (116,896)
Shares, beginning balance (in shares) at Dec. 28, 2023		17,422,009
Shares, ending balance (in shares) at Dec. 29, 2023		39,918,036

[1]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 2.